PENSIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Employee	Dec. 31, 2010	Dec. 31, 2009
Defined contribution scheme:
Defined contribution scheme, charge to net income	$ 800,000	$ 500,000	$ 700,000
Number of Norwegian employees	13
Pensions
Defined benefit schemes:
Number of defined benefit schemes	2
Accumulated other comprehensive income, net actuarial loss	15,876,000	12,347,000
Other comprehensive income, tax on actuarial loss	$ 400,000	$ 0	$ 0